RESTRICTED NET ASSETS	12 Months Ended
Sep. 30, 2025
Receivables [Abstract]
RESTRICTED NET ASSETS

23.	RESTRICTED NET ASSETS

The Group’s ability to pay dividends may depend on the Group receiving distributions of funds from its PRC subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

In accordance with the company laws of the PRC, a domestic enterprise is required to provide statutory reserves of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise may also provide discretionary surplus reserve, in accordance with the shareholders’ resolution, from the after-tax profits after providing statutory reserves. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The Group’s PRC subsidiaries were established as limited liability companies and therefore are subject to the above mentioned restrictions on distributable profits. The Company’s subsidiaries contributed RMB3,267,815 and RMB5,883,035 (US$826,385) the general reserve during the years ended September 30, 2024 and 2025, respectively.

As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax income to be set aside, prior to payment of dividends, as general reserve fund, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group.

Because the Company’s operating subsidiaries in the PRC can only pay distributions out of distributable profits reported in accordance with PRC accounting standards, the Company’s operating subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Company’s entities in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s operating subsidiaries in the PRC not available for distribution, was RMB55,864,770 and RMB58,479,990 (US$8,214,635) as of September 30, 2024 and 2025, respectively.